Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

(5) Long-Term Debt:

Long-term debt as of March 25, 2018 , December 31, 2017 , and March 26, 2017 consisted of the following:

(In thousands)	March 25, 2018	December 31, 2017	March 26, 2017
Revolving credit facility (due 2022)	$40,000	$—	$—
Revolving credit facility (due 2018)	—	—	85,000
Term debt (1)
April 2017 U.S. term loan averaging 3.51% (due 2017-2024)	735,000	735,000	—
March 2013 U.S. term loan averaging 3.25% (due 2013-2020)	—	—	602,850
Notes
April 2017 U.S. fixed rate notes at 5.375% (due 2027)	500,000	500,000	—
June 2014 U.S. fixed rate notes at 5.375% (due 2024)	450,000	450,000	450,000
March 2013 U.S. fixed rate notes at 5.25% (due 2021)	—	—	500,000

	1,725,000	1,685,000	1,637,850
Less current portion	—	—	(4,350)

	1,725,000	1,685,000	1,633,500
Less debt issuance costs and original issue discount	(24,218)	(24,485)	(14,882)

	$1,700,782	$1,660,515	$1,618,618

(1)	The average interest rate is calculated over the life of the instrument and does not reflect the effect of interest rate swap agreements (see Note 6).

In April 2017, the Partnership issued $500 million of 5.375% senior unsecured notes (“April 2017 notes”), maturing in 2027. The net proceeds from the offering of the April 2017 notes, together with borrowings under the 2017 Credit Agreement (defined below), were used to redeem all of the Partnership’s 5.25% senior unsecured notes due 2021 (“March 2013 notes”), and pay accrued interest and transaction fees and expenses, to repay in full all amounts outstanding under its existing credit facilities and for general corporate purposes. The redemption of the March 2013 notes and repayments of the amounts outstanding under the existing credit facilities resulted in the write-off of debt issuance costs of $7.7 million and debt premium payments of $15.5 million. Accordingly, the Partnership recorded a loss on early debt extinguishment of $23.1 million during 2017.

Concurrently with the April 2017 notes issuance, the Partnership amended and restated its existing $885 million credit agreement (the “2013 Credit Agreement”), which included a $630 million senior secured term loan facility and a $255 million senior secured revolving credit facility. The $1,025 million amended and restated credit agreement (the “2017 Credit Agreement”) includes a $750 million senior secured term loan facility and a $275 million senior secured revolving credit facility. The 2017 Credit Agreement was amended on March 14, 2018 (subsequently referred to as the “Amended 2017 Credit Agreement”). Specifically, the interest rate was amended to London InterBank Offered Rate (“LIBOR”) plus 175 basis points (bps). The pricing terms for the amendment reflected $0.9 million of Original Issue Discount (“OID”) and resulted in the write-off of debt issuance costs of $1.1 million which was recorded as a loss on early debt extinguishment during the first quarter of 2018. The senior secured term loan facility matures April 15, 2024 and amortizes at $7.5 million annually. The facilities provided under the Amended 2017 Credit Agreement are collateralized by substantially all of the assets of the Partnership.

The senior secured revolving credit facility under the Amended 2017 Credit Agreement has a combined limit of $275 million with a Canadian sub-limit of $15 million . Borrowings under the senior secured revolving credit facility bear interest at LIBOR or Canadian Dollar Offered Rate (“CDOR”) plus 200 bps. The revolving credit facility is scheduled to mature in April 2022 and also provides for the issuance of documentary and standby letters of credit. The Amended 2017 Credit Agreement requires the payment of a 37.5 bps commitment fee per annum on the unused portion of the credit facilities.

The April 2017 notes pay interest semi-annually in April and October, with the principal due in full on April 15, 2027. Prior to April 15, 2020, up to 35% of the notes may be redeemed with the net cash proceeds of certain equity offerings at a price equal to 105.375% of the principal amount thereof, together with accrued and unpaid interest and additional interest, if any. The notes may be redeemed, in whole or in part, at any time prior to April 15, 2022 at a price equal to 100% of the principal amount of the notes redeemed plus a “make-whole” premium together with accrued and unpaid interest and additional interest, if any, to the redemption date. Thereafter, the notes may be redeemed, in whole or in part, at various prices depending on the date redeemed.

In June 2014, the Partnership issued $450 million of 5.375% senior unsecured notes (“June 2014 notes”). The June 2014 notes pay interest semi-annually in June and December, with the principal due in full on June 1, 2024. The notes may be redeemed, in whole or in part, at any time prior to June 1, 2019 at a price equal to 100% of the principal amount of the notes redeemed together plus a “make-whole” premium together with accrued and unpaid interest, if any, to the redemption date. Thereafter, the notes may be redeemed, in whole or in part, at various prices depending on the date redeemed.

The Amended 2017 Credit Agreement includes a Consolidated Leverage Ratio, which if breached for any reason and not cured could result in an event of default. The ratio is set at a maximum of 5.50 x Consolidated Total Debt-to-Consolidated EBITDA. As of March 25, 2018, the Partnership was in compliance with this financial condition covenant and all other financial covenants under the Amended 2017 Credit Agreement.

The Partnership’s long-term debt agreements include Restricted Payment provisions. Pursuant to the terms of the indenture governing the Partnership’s June 2014 notes, which includes the most restrictive of these Restricted Payments provisions, the Partnership can make Restricted Payments of $60 million annually so long as no default or event of default has occurred and is continuing; and the Partnership can make additional Restricted Payments if the Partnership’s pro forma Total-Indebtedness-to-Consolidated-Cash-Flow Ratio is less than or equal to 5.00 x.

As market conditions warrant, the Partnership may from time to time repurchase debt securities issued by the Partnership, in privately negotiated or open market transactions, by tender offer, exchange offer or otherwise.

(5) Long-Term Debt:

Long-term debt as of December 31, 2017 and December 31, 2016 consisted of the following:

(In thousands)	Goodwill (gross)	Accumulated Impairment Losses
Term debt(1)
April 2017 U.S. term loan averaging 3.43% (due 2017-2024)	$735,000	$—
March 2013 U.S. term loan averaging 3.25% (due 2013-2020)	—	602,850
Notes	500,000	—
April 2017 U.S. fixed rate notes at 5.375% (due 2027)	450,000	450,000
June 2014 U.S. fixed rate notes at 5.375% (due 2024)	—	500,000

March 2013 U.S. fixed rate notes at 5.25% (due 2021)	1,685,000	1,552,850
Less current portion	—	(2,775)

	1,685,000	1,550,075
Less debt issuance costs	(24,485)	(15,864)

	$1,660,515	$1,534,211

(1)	The average interest rates are calculated over the life of the instrument and do not reflect the effect of interest rate swap agreements (see Note 6 to the Consolidated Financial Statements).

In April 2017, the Partnership issued $500 million of 5.375% senior unsecured notes (“April 2017 notes”), maturing in 2027 . The net proceeds from the offering of the April 2017 notes, together with borrowings under the 2017 Credit Agreement (defined below), were used to redeem all of the Partnership’s 5.25% senior unsecured notes due 2021 (“March 2013 notes”), and pay accrued interest and transaction fees and expenses, to repay in full all amounts outstanding under its existing credit facilities and for general corporate purposes. The redemption of the March 2013 notes and repayments of the amounts outstanding under the existing credit facilities resulted in the write-off of debt issuance costs of $7.7 million and debt premium payments of $15.5 million . Accordingly, the Partnership recorded a loss on debt extinguishment of $23.1 million during the year ended December 31, 2017.

Concurrently with the April 2017 notes issuance, the Partnership amended and restated its existing $885 million credit agreement (the “2013 Credit Agreement”), which included a $630 million senior secured term loan facility and a $255 million senior secured revolving credit facility. The $1,025 million amended and restated credit agreement (the “2017 Credit Agreement”) includes a $750 million senior secured term loan facility and a $275 million senior secured revolving credit facility. The terms of the senior secured term loan facility include a maturity date of April 15, 2024 and an interest rate of London InterBank Offered Rate (“LIBOR”) plus 225 basis points (bps). The facilities provided under the 2017 Credit Agreement are collateralized by substantially all of the assets of the Partnership.

Revolving Credit Loans

The senior secured revolving credit facility under the 2017 Credit Agreement has a combined limit of $275 million and a Canadian sub-limit of $15 million . Borrowings under the revolving credit facility bear interest at LIBOR or Canadian Dollar Offered Rate (“CDOR”) plus 200 bps. The revolving credit facility is scheduled to mature in April 2022 and also provides for the issuance of documentary and standby letters of credit. As of December 31, 2017, no borrowings under the revolving credit facility were outstanding and standby letters of credit totaled $15.9 million . After letters of credit, the Partnership had $259.1 million of available borrowings under its revolving credit facility as of December 31, 2017 . The maximum outstanding revolving credit facility balance during 2017 was $110 million . The 2017 Credit Agreement requires the payment of a 37.5 bps commitment fee per annum on the unused portion of the credit facilities.

Term Debt

The $750 million senior secured term loan facility under the 2017 Credit Agreement has a maturity date of April 15, 2024 and an interest rate of LIBOR plus 225 bps. The term loan amortizes at $7.5 million annually. The minimum maturities of term debt under the 2017 Credit Agreement are as follows:

(In thousands)	2018	2019	2020	2021	2022	2023 & Beyond	Total
April 2017 U.S. term loan averaging 3.43% (due 2017-2024)	$—	$5,625	$7,500	$7,500	$7,500	$706,875	$735,000

During the third quarter of 2017, $15.0 million of amortization was paid. Therefore, there were no current maturities outstanding as of December 31, 2017 . The Partnership may prepay some or all of its term debt without premium or penalty at any time.

Notes

The Partnership’s April 2017 notes pay interest semi-annually in April and October, with the principal due in full on April 15, 2027 . Prior to April 15, 2020, up to 35% of the notes may be redeemed with the net cash proceeds of certain equity offerings at a price equal to 105.375% of the principal amount thereof, together with accrued and unpaid interest and additional interest, if any. The notes may be redeemed, in whole or in part, at any time prior to April 15, 2022 at a price equal to 100% of the principal amount of the notes redeemed plus a “make-whole” premium together with accrued and unpaid interest and additional interest, if any, to the redemption date. Thereafter, the notes may be redeemed, in whole or in part, at various prices depending on the date redeemed.

Cedar Fair, L.P., Canada’s Wonderland Company (“Cedar Canada”), Magnum Management Corporation (“Magnum”), and Millennium Operations LLC (“Millennium”) are the co-issuers of the Partnership’s April 2017 notes and co-borrowers of the senior secured credit facilities. Both the notes and senior secured credit facilities have been fully and unconditionally guaranteed, on a joint and several basis, by each 100% owned subsidiary of Cedar Fair (other than Cedar Canada, Magnum and Millennium). There are no non-guarantor subsidiaries.

In June 2014, the Partnership issued $450 million of 5.375% senior unsecured notes (“June 2014 notes”). The Partnership’s June 2014 notes pay interest semi-annually in June and December, with the principal due in full on June 1, 2024 . The notes may be redeemed, in whole or in part, at any time prior to June 1, 2019 at a price equal to 100% of the principal amount of the notes redeemed plus a “make-whole” premium together with accrued and unpaid interest, if any, to the redemption date. Thereafter, the notes may be redeemed, in whole or in part, at various prices depending on the date redeemed.

Cedar Fair, L.P., Canada’s Wonderland Company (“Cedar Canada”), and Magnum Management Corporation (“Magnum”) are the co-issuers of the June 2014 notes. The June 2014 notes have been fully and unconditionally guaranteed, on a joint and several basis, by each 100% owned subsidiary of Cedar Fair (other than Cedar Canada and Magnum). There are no non-guarantor subsidiaries.

As market conditions warrant, the Partnership may from time to time repurchase debt securities issued by the Partnership, in privately negotiated or open market transactions, by tender offer, exchange offer or otherwise.

Covenants

The 2017 Credit Agreement includes a Consolidated Leverage Ratio, which if breached for any reason and not cured could result in an event of default. The ratio is set at a maximum of 5.50 x Consolidated Total Debt-to-Consolidated EBITDA. As of December 31, 2017, the Partnership was in compliance with this financial condition covenant and all other financial covenants under the 2017 Credit Agreement.

The Partnership’s long-term debt agreements include Restricted Payment provisions. Pursuant to the terms of the indenture governing the Partnership’s June 2014 notes, which includes the most restrictive of these Restricted Payments provisions, the Partnership can make Restricted Payments of $60 million annually so long as no default or event of default has occurred and is continuing; and the Partnership can make additional Restricted Payments if the Partnership’s pro forma Total-Indebtedness-to-Consolidated-Cash-Flow Ratio is less than or equal to 5.00 x.